Financial Instruments - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fixed rate of return on multimarket investment fund	102.30%
Finance income (Costs) in profit and loss	R$ 659	R$ 6,657	R$ 31,682